Deposits - Summary of Deposits (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure Of Deposits [Line Items]
Deposits booked payable on a fixed date	$ 347,914	$ 262,802
Bank Recapitalization (Bail-In) Regime [member]
Disclosure Of Deposits [Line Items]
Deposits booked payable on a fixed date	51,746	35,959
U.S. dollars [member]
Disclosure Of Deposits [Line Items]
Deposits liabilities	384,080	342,967
Non USD Non CAD [Member]
Disclosure Of Deposits [Line Items]
Deposits liabilities	$ 46,830	$ 29,937